Investments Accounted for Using the Equity Method - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net income
Associates	¥ 404,437	¥ 466,473	¥ 478,405
Joint ventures	148,305	124,747	284,732
Total	552,742	591,219	763,137
Other comprehensive income, net of tax
Associates	109,968	55,415	269,753
Joint ventures	73,812	2,712	52,361
Total	183,780	58,127	322,114
Comprehensive income
Associates	514,405	521,888	748,158
Joint ventures	222,117	127,459	337,093
Total	¥ 736,522	¥ 649,347	¥ 1,085,251